UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Gibson Capital Management, Ltd.
Address:       6600 Brooktree Court, Suite 2200
                        Wexford, PA  15090


13F File Number: 28-12998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Brenda S. Gibson
Title:               CEO/CCO
Phone:          724-934-3200

Signature, Place, and Date of Signing:
Brenda S. Gibson    Wexford, PA             January 16, 2008

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: 161,504 (x$1000)

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

ISSUER	 ISSUER DSC     CUSIP      VALUE   SH/  SHS or  PT/ INV   OTH	VTNG AUTH
        			  ($1000)  PR    PR AM  CL  DIS   MGR    SL    SH      NO
ISHRS TR   KLD 400 IDX  464288570  2,264   SH   68,180      SOLE  NONE  68,180   0       0
ISHRS TR   BCLS TIPS BD 464287176  11,474  SH   115,620     SOLE  NONE  111,136  0   4,484
ISHRS TR   MSCI EAFE IX 464287465  2,373   SH   52,890      SOLE  NONE  52,890   0       0
ISHRS TR   RUSL1000VL   464287598  611     SH   12,330      SOLE  NONE  11,421   0     909
ISHRS TR   RUSL 3000    464287689  1,352   SH   26,008      SOLE  NONE  26,008   0       0
ISHRS TR   RUSL 3000VL  464287663  20,154  SH   311,843     SOLE  NONE  305,374  0   6,469
ISHRS TR   MSCI EMG MKT 464287234  939     SH   37,595      SOLE  NONE  37,595   0       0
SP IDX FD  DJWS INT REL 78463X863  11,560  SH   426,894     SOLE  NONE  416,394  0  10,500
VGD FDS    REIT ETF     922908553  34,603  SH   949,338     SOLE  NONE  926,711  0  22,627
VGD FDS    STK MK ETF   922908769  76,174  SH   1,702,594   SOLE  NONE  1,658,74 0  43,848
